Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Royalty Income			$ 7,138
Operating expenses
General and administrative expenses	$ 997,005	$ 1,067,070	3,159,313	396,434
Professional fees	2,810,141	292,131	2,092,013	438,461
Total operating expenses	3,807,146	1,359,201	5,251,326	834,895
Operating loss	(3,807,146)	(1,359,201)	(5,244,188)	(834,895)
Other income (expenses)
Patent infringement income	325,000		108,096
Interest income		6	36	13
Change in fair value of earnout shares liability		1,039,282	1,053,084	18,731,514
Change in fair value of warrants liability	208,929	234,195	803,680	(397,553)
Shareholder settlement expense	(150,000)
Loss on settlement of debt	(6,929)		(760,302)
Forbearance fee expense				(13,226,926)
Interest expense	(590,685)	(222,363)	(3,981,641)	(168,886)
Total other income (expense)	(213,685)	1,051,120	(2,777,047)	4,938,162
Loss before income tax expense	(4,020,831)	(308,081)	(8,021,235)	4,103,267
Income tax expense				(200)
Net loss	$ (4,020,831)	$ (308,081)	$ (8,021,235)	$ 4,103,067
Loss per share, class A common stock - basic	$ (0.08)	$ (0.02)	$ (0.29)	$ 0.73
Weighted average number of shares of class A common stock - basic	47,934,912	12,475,345	27,306,097	5,640,991
Loss per share, class A common stock - diluted	$ (0.08)	$ (0.02)	$ (0.29)	$ 0.13
Weighted average number of shares of class A common stock - diluted	47,934,912	12,475,345	27,306,097	32,175,764